Financial Instruments - Disclosure Details of Prepayment to Employees (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade receivables [member]
Disclosure Details of Prepayment to Employees [Line Items]
Employees Loans	R$ 6,356	R$ 638